Goodwill and intangible assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Goodwill

The following table presents the changes in goodwill for the year ended December 31, 2017 and three months ended March 31, 2018:

	As of December 31,	As of March 31,
	2017	2018
Opening balance	$1,069,408	$1,337,122
Goodwill relating to acquisitions consummated during the period	229,745	—
Impact of measurement period adjustments	(106)	(83)
Effect of exchange rate fluctuations	38,075	12
Closing balance	$1,337,122	$1,337,051

The following table presents the changes in goodwill for the years ended December 31, 2016 and 2017:

	As of December 31,
	2016	2017
Opening balance	$1,038,346	$1,069,408
Goodwill relating to acquisitions consummated during the period	51,535	229,745
Goodwill relating to divestitures during the period	(2,226)	—
Impact of measurement period adjustments	(59)	(106)
Effect of exchange rate fluctuations	(18,188)	38,075
Closing balance	$1,069,408	$1,337,122

Goodwill Allocated to Reporting Units

Goodwill has been allocated to the following reporting units, which represent different business units of the Company, as follows:

	As of December 31,
	2016	2017
India	$493,084	$735,596
China	58,139	60,171
Europe	36,584	41,775
Americas	48,713	57,021
IT services	432,888	442,559
	$1,069,408	$1,337,122

Intangible Assets Acquired Either Individually or with Group of Other Assets or in Business Combination

The Company’s intangible assets are as follows:

	As of December 31, 2017			As of March 31, 2018
	Gross carrying amount	Accumulated amortization & Impairment	Net	Gross carrying amount	Accumulated amortization & Impairment	Net
Customer-related intangible assets	$369,173	$293,029	$76,144	$367,640	$298,048	$69,592
Marketing-related intangible assets	52,443	$39,212	13,231	52,165	39,538	12,627
Technology-related intangible assets	54,189	28,278	25,911	55,101	32,135	22,966
Other intangible assets	3,081	2,314	$767	2,460	1,710	750
Intangible assets under development	15,537	—	$15,537	19,846	—	19,846
	494,423	362,833	$131,590	$497,212	$371,431	$125,781

The Company’s intangible assets acquired either individually or with a group of other assets or in a business combination are as follows:

	As of December 31, 2016			As of December 31, 2017
	Gross carrying amount	Accumulated amortization & Impairment	Net	Gross carrying amount	Accumulated amortization & Impairment	Net
Customer-related intangible assets	$312,041	$260,018	$52,023	$369,173	$293,029	$76,144
Marketing-related intangible assets	45,098	30,571	14,527	52,443	39,212	13,231
Technology-related intangible assets	26,116	21,026	5,090	54,189	28,278	25,911
Other intangible assets	2,875	2,466	409	3,081	2,314	767
Intangible assets under development	6,897	—	6,897	15,537	—	15,537
	$393,027	$314,081	$78,946	$494,423	$362,833	$131,590

Estimated Amortization Schedule of Intangible Assets for Future Periods

10. Goodwill and intangible assets (Continued)

The estimated amortization schedule for the Company’s intangible assets for future periods is set out below:

For the year ending December 31:
2018	$38,569
2019	27,518
2020	26,831
2021	13,080
2022 and beyond	25,592
$131,590